Warrants Liability (Tables)	6 Months Ended
Jun. 30, 2026
Warrants Liability [abstract]
Schedule of fair value determined using black-scholes option
	December 13, 2024	December 31, 2024	June 25, 2025
Share price (CAD)	$5.80	$5.20	$33.48
Exercise price (CAD)	$7.00	$7.00	$7.00
Expected dividend yield	-	-	-
Risk free interest rate	2.97%	2.96%	2.940%
Expected life	5.00	4.95	4.47
Expected volatility	104.39%	104.52%	118.86%
Foreign exchange rate	0.70	0.70	0.73
	January 20, 2025	June 25, 2025
Share price (CAD)	$4.90	$33.48
Exercise price (CAD)	$5.25	$5.25
Expected dividend yield	-	-
Risk free interest rate	2.99%	2.90%
Expected life	5.00	4.58
Expected volatility	106.90%	118.86%
Foreign exchange rate	0.70	0.73
	March 6, 2025	June 25, 2025
Share price (CAD)	$6.44	$33.48
Exercise price (CAD)	$5.25	$5.25
Expected dividend yield	-	-
Risk free interest rate	2.72%	2.90%
Expected life	5.00	4.70
Expected volatility	115.20%	118.86%
Foreign exchange rate	0.70	0.73
	March 28, 2025	June 25, 2025 – July 31, 2025
Share price (CAD)	$11.08	$25.89 - $33.48
Exercise price (CAD)	$7.00	$7.00
Expected dividend yield	-	-
Risk free interest rate	2.61%	2.90% - 3.01%
Expected life	5.00	4.67 - 4.77
Expected volatility	116.80%	118.79% - 118.86%
Foreign exchange rate	0.70	0.72 - 0.74
	March 20, 2026	May 28, 2026 – June 1, 2026	June 30, 2026
Share price (CAD)	$3.07	$7.26-$9.69	$5.14
Exercise price (CAD)	$3.75	$3.75	$3.75
Expected dividend yield	-	-	-
Risk free interest rate	3.03%	2.77%-2.80%	2.63%
Expected life	5.00	4.80-4.81	4.72
Expected volatility	136.65%	121.71%	122.50
Foreign exchange rate	0.729	0.723-0.724	0.7037